Unaudited Interim Consolidated Statement of Cash Flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows [abstract]
Net income	€ 41	€ 31
Adjustments:
Depreciation and amortization	117	90
Finance costs - net	89	78
Income tax expense	24	29
Share of (income) / loss of joint-ventures	(5)	12
Unrealized (gains) / losses on derivatives-net and from remeasurement of monetary assets and liabilities - net	(17)	41
Losses on disposal	2	4
Other - net	6	5
Interest paid	(78)	(60)
Income tax paid	(11)	(11)
Change in trade working capital:
Inventories	24	(94)
Trade receivables	(29)	(196)
Trade payables	104	108
Margin calls	5
Change in provisions and pension obligations	(15)	(11)
Other working capital	3	(32)
Net cash flows from / (used in) operating activities	260	(6)
Purchases of property, plant and equipment	(130)	(97)
Acquisitions of subsidiaries, net of cash acquired	(83)
Proceeds from disposals, net of cash	1
Equity contributions and loans to joint-ventures		(13)
Other investing activities	(4)	6
Net cash flows used in investing activities	(216)	(104)
Proceeds from revolving credit facilities and other loans	76	10
Payment of lease liabilities	(70)	(7)
Transactions with non-controlling interests	(2)
Other financing activities		4
Net cash flows from financing activities	4	7
Net increase / (decrease) in cash and cash equivalents	48	(103)
Cash and cash equivalents - beginning of period	164	269
Effect of exchange rate changes on cash and cash equivalents	1
Cash and cash equivalents - end of period	€ 213	€ 166